Virtus KAR Capital Growth Fund, Virtus KAR Mid-Cap Growth Fund and

Virtus Tactical Allocation Fund (the “Funds”),

each a series of Virtus Equity Trust

Supplement dated June 28, 2024 to the Funds’ Summary Prospectuses, and the Virtus Equity Trust

Statutory Prospectus and Statement of Additional Information (“SAI”),

each dated January 29, 2024

Important Notice to Investors

Doug Foreman, CFA, will step down as a portfolio manager of the Funds effective June 28, 2024, in anticipation of his previously announced retirement from the Funds’ subadviser on December 31, 2024. There will be no changes to the investment processes for the Funds, which are team oriented.

The Funds’ Prospectuses and SAI will be amended to remove all references to Mr. Foreman effective June 29, 2024.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VET 8019/KAR PM Announcement (6/2024)

Virtus KAR Small-Cap Core Fund,

a series of Virtus Equity Trust

Supplement dated June 28, 2024 to the Virtus Equity Trust Statutory Prospectus and

Statement of Additional Information, each dated January 29, 2024, as supplemented

Important Notice to Investors

Effective September 30, 2024, the Virtus KAR Small-Cap Core Fund will no longer be available for purchase by Defined Contribution and Defined Benefit retirement plans that are not already invested in the fund as of that date. As a result, in the “How to Buy Shares” section in the Fund’s Prospectus and in the “Purchase, Redemption and Pricing of Shares” section in the Statement of Additional Information, under the heading “IMPORTANT INFORMATION FOR INVESTORS,” the last bullet in the list will be replaced with the following:

•	The fund will also continue to accept payroll contributions and other types of purchase transactions into the fund from both existing and new participants in Defined Contribution and Defined Benefit retirement plans that are invested in the fund as of September 30, 2024.

Investors should retain this supplement with the Prospectus and

Statement of Additional Information for future reference.

VET 8019/KAR SCC New Plan Soft Close (6/2024)